Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Assets and liabilities held for sale
5. Assets and liabilities held for sale
Assets and liabilities classified as held for sale consisted of the following:

	As at December 31
	2019	2018
Assets held for sale
Cash	$2	$—
Accounts receivable	4	—
Property, plant and equipment	77	—

	$83	$—

Liabilities related to assets held for sale
Accounts payable and accrued liabilities	$6	$—
Decommissioning liability	7	—

	$13	$—

The Company is continuing to progress through a sales process for its interest in the Peace River Oil Partnership. As a result, the Company has classified these assets as held for sale at
December 31, 2019
.
I
n the second quarter of 2019, these assets were recorded at the lower of fair value less costs to sell and their carrying amount, resulting in a PP&E impairment loss of $130 million. The impairment expense was recorded as additional depletion, depreciation, impairment and accretion expense on the Consolidated Statements of Income (Loss).